INCOME TAXES (Reconciliation of unrecognized tax benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 688	$ 688
Additions based on tax positions taken in prior years	0	0
Additions based on tax positions taken in the current year	0	0
Reduction based on tax positions taken in prior years	(602)	0
Balance at end of year	$ 86	$ 688